Interests in subsidiaries	12 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Interests in subsidiaries
Note 30. Interests in subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2024%	2023%

Kazia Laboratories Pty Ltd	Australia	100%	100%
Kazia Research Pty Ltd	Australia	100%	100%
Kazia Therapeutics Inc.	United States of America	100%	100%
Glioblast Pty Ltd	Australia	100%	100%